Pruco Life Insurance Company	Andrew Taktajian
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-8837
andrew.taktajian@prudential.com
May 1, 2019

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pruco Life Variable Appreciable Account (Registration No. 002-89558)
Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 51; and (ii) that the text of Post-Effective Amendment No. 51 was filed electronically on April 5, 2019 (Accession No. 0000740870-19-000009).

By: /s/ Andrew Taktajian
Andrew Taktajian
Vice President and Corporate Counsel
Pruco Life Insurance Company
via EDGAR